Leaders Series IV
Leaders Access Series IV
Leaders Plus Series IV
Leaders Outlook Series IV
Huntington Leaders Series II
Huntington Leaders Outlook Series IIV

Talcott Resolution Life Insurance Company
Separate Account Seven

File No. 333-148570

Supplement Dated July 19, 2018 to your Prospectus Dated May 1, 2018 as amended June 28, 2018

The Huntington Leaders II, Huntington Leaders Outlook IV table of minimum and maximum expenses in section “2. Fee Summary” of your prospectus is deleted and replaced with the following:

Huntington Leaders II, Huntington Leaders Outlook IV	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including managements fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.40%	1.93%

The Huntington Leaders Outlook table under “Example” in section “2. Fee Summary” of your prospectus is deleted and replaced with the following:

Leaders, Leaders Access, Leaders Plus, Leaders Outlook, Leaders Select, Leaders / Chase, Leaders Select, Leaders, Select Outlook, Leaders Platinum, Leaders Platinum Outlook:

(1) If you Surrender your Contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
Core	$ 1,138	$ 2,134	$ 2,947	$ 4,980
Access	$ 543	$ 1,624	$ 2,699	$ 5,357
Plus	$ 1,267	$ 2,332	$ 3,303	$ 5,316
Outlook	$ 1,176	$ 2,061	$ 2,676	$ 5,316
(2) If you annuitize at the end of the applicable time period:
Core	$ 315	$ 1,310	$ 2,306	$ 4,797
Access	$ 361	$ 1,442	$ 2,517	$ 5,175
Plus	$ 356	$ 1,427	$ 2,493	$ 5,133
Outlook	$ 356	$ 1,427	$ 2,493	$ 5,133
(3) If you do not Surrender your Contract:
Core	$ 497	$ 1,493	$ 2,489	$ 4,980
Access	$ 543	$ 1,624	$ 2,699	$ 5,357
Plus	$ 538	$ 1,609	$ 2,676	$ 5,316
Outlook	$ 538	$ 1,609	$ 2,676	$ 5,316

Huntington Leaders II and Huntington Leaders Outlook IV:

(1) If you Surrender your Contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
Core	$1,177	$2,246	$3,128	$5,324
Outlook	$1,214	$2,174	$2,864	$5,647
(2) If you annuitize at the end of the applicable time period:
	1 year	3 years	5 years	10 years
Core	$357	$1,430	$2,498	$5,142
Outlook	$398	$1,547	$2,683	$5,465
(3) If you do not Surrender your Contract:
	1 year	3 years	5 years	10 years
Core	$539	$1,612	$2,680	$5,324
Outlook	$579	$1,729	$2,864	$5,647

This Supplement Should Be Retained For Future Reference.

HV-7735

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